Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 201,804	$ 74,022
Marketable securities (Note 5)	9,315	0
Amounts receivable	1,178	304
Prepaid expenses and other assets	1,028	680
Total Current Assets	213,325	75,006
Non-Current Assets
Deposits	76	85
Exploration and evaluation assets (Note 6)	326,543	274,722
Property and equipment (Note 7)	6,619	7,579
Total assets	546,563	357,392
Current Liabilities
Accounts payable and accrued liabilities	7,499	6,544
Lease liabilities (Note 9)	706	778
Total Current Liabilities	8,205	7,322
Non-current Liabilities
Deferred income tax liabilities (Note 16)	2,536	712
Convertible debentures (Note 8)	72,011	226,853
Long-term lease liabilities (Note 9)	2,463	3,253
Total liabilities	85,215	238,140
Equity
Share capital (Note 10)	695,856	255,953
Reserves (Note 10)	68,837	54,939
Accumulated other comprehensive income (loss)	1,895	(4,339)
Accumulated deficit	(332,980)	(212,302)
Equity attributable to NexGen Energy Ltd. shareholders	433,608	94,251
Non-controlling interests (Note 15)	27,740	25,001
Total equity	461,348	119,252
Total liabilities and equity	$ 546,563	$ 357,392